FINANCING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income, Nonoperating [Abstract]
Schedule of Financing Income (Expenses), Net
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023

Short-term interest expenses commissions and other	(1,853)	(1,994)	(1,585)
Loss in respect of marketable securities and other investments	(8)	(107)	(89)
Interest expenses in respect of long-term loans	(1)	(24)	(311)
Interest income in respect of deposits	3,096	2,010	1,649
Income related to taxes positions	484	75	425
Exchange rate differences and others, net	(3,572)	120	(1,641)
	(1,854)	80	(1,552)